Leases - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
For the year ended December 31, 2023	$ 13,551
For the year ended December 31, 2024	11,149
For the year ended December 31, 2025	7,266
For the year ended December 31, 2026	5,280
For the year ended December 31, 2027	2,457
For the year ended December 31, 2028 and beyond	5,299
Total lease payments	45,002
Less: imputed interest	(6,011)
Present value of lease liabilities	$ 38,991	$ 36,311